Pension and other post-retirement benefits - Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017
Change in projected benefit obligation
Actuarial (gain) loss	$ (2,354)
Gain on curtailment	853
Pension Plans
Change in projected benefit obligation
Projected benefit obligation, beginning of year	247,246	$ 523,743	$ 247,246
Projected benefit obligation assumed from business combination		0	256,486
Service cost		15,481	14,747
Interest cost		18,717	20,191
Actuarial (gain) loss		(29,845)	35,696
Contributions from retirees		0	0
Gain on curtailment		(1,875)	(849)
Benefits paid		(49,429)	(49,774)
Projected benefit obligation, end of year		476,792	523,743
Change in plan assets
Fair value of plan assets, beginning of year	176,040	403,945	176,040
Plan assets acquired in business combination		0	184,510
Actual return on plan assets		(36,987)	63,250
Employer contributions		21,570	29,919
Benefits paid		(49,429)	(49,774)
Fair value of plan assets, end of year		339,099	403,945
Unfunded status		(137,693)	(119,798)
Non-current assets		0	0
Current liabilities		(872)	(861)
Non-current liabilities		(136,821)	(118,937)
Net amount recognized		(137,693)	(119,798)
Other Postretirement Benefit Plans, Defined Benefit
Change in projected benefit obligation
Projected benefit obligation, beginning of year	61,888	176,975	61,888
Projected benefit obligation assumed from business combination		0	97,761
Service cost		5,791	4,838
Interest cost		6,727	6,642
Actuarial (gain) loss		(14,800)	10,263
Contributions from retirees		1,920	1,821
Gain on curtailment		0	(4)
Benefits paid		(8,288)	(6,234)
Projected benefit obligation, end of year		168,325	176,975
Change in plan assets
Fair value of plan assets, beginning of year	$ 21,701	130,487	21,701
Plan assets acquired in business combination		0	91,532
Actual return on plan assets		(10,603)	19,733
Employer contributions		2,068	2,068
Benefits paid		(6,410)	(4,547)
Fair value of plan assets, end of year		115,542	130,487
Unfunded status		(52,783)	(46,488)
Non-current assets		3,161	3,936
Current liabilities		(850)	(1,172)
Non-current liabilities		(55,094)	(49,252)
Net amount recognized		$ (52,783)	$ (46,488)